Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Capital Commitments under Non-Cancelable Construction and Investments
As of May 31, 2022, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	597
Capital commitment for leasehold improvements	6,627

Total	7,224